Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accelerated Share Repurchases [Line Items]
Summary of Operating Lease Information
The components of lease cost for the year e
n
ded December 31, 2020, were as follows (in thousands):

	Years Ended December 31,
	2020	2019
Operating Lease Cost:
Fixed lease cost	$851	777
Variable lease cost	154	253

Total operating cost	$1,005	$1,030

Total lease cost	$1,391	$1,533

Other information related to leases was as follows (in thousands):

	Years Ended December 31,
	2020	2019
Supplemental Cash Flow Information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$916	$756

Operating cash flows for finance leases	$15	$115

Financing cash flows for finance leases	$1,192	$1,215

Right-of-use assets obtained in exchange of lease obligations:
Right-of-use assets obtained in exchange for new operating lease liabilities	$—	$1,158

Schedule of Maturity of Operating Lease Liabilities
There are no finance lease liabilities as of December 31, 2020. Maturities of operating lease liabilities as of December 31, 2020, were as follows (in thousands):

Operating Leases
Year Ending December 31:
2021	$682
2022	613
2023	456
2024	121

Total lease obligation	$1,872
Less: Imputed interest	(149)

Total lease liabilities	$1,723
Less: Current lease liabilities	(596)

Total non-current lease liabilities	$1,127

Rockley Photonics Holdings Limited [Member]
Accelerated Share Repurchases [Line Items]
Summary of Operating Lease Information
Finance lease costs were immaterial for the three and nine months ended September 30, 2021 and 2020. The components of operating lease cost for the three and nine months ended September 30, 2021 and 2020, were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Operating Lease Cost:
Fixed lease cost	$268	213	$773	638
Variable lease cost	81	(3)	200	118

Total operating lease cost	$349	$210	$973	$756

The supplemental cash flow information related to our operating leases is as follows (in thousands):

	Nine Months Ended September 30,
	2021	2020
Supplemental Cash Flow Information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$706	$685

Operating cash flows for finance leases	$—	$12

Financing cash flows for finance leases	$—	$933

Right-of-use assets obtained in exchange of lease obligations:
Right-of-use assets obtained in exchange for new operating lease liabilities	$1,981	$—

Schedule of Maturity of Operating Lease Liabilities
There are no finance lease liabilities as of September 30, 2021. Maturities of operating lease liabilities as of September 30, 2021, are as follows (in thousands):

Operating Leases
2021 (for the remaining period)	$230
2022	1,165
2023	931
2024	437
2025	327
Thereafter	394

Total lease obligation	$3,484
Less: Imputed interest	(363)

Total lease liabilities	$3,121
Less: Current lease liabilities	(923)

Total non-current lease liabilities	$2,198